Cassidy & Associates
                                 Attorneys at Law
                             9454 Wilshire Boulevard
                          Beverly Hills, California 90212
                                  ----------

 Email:  CassidyLaw@aol.com
  Telephone: 202/387-5400                           Fax: 949/673-4525

                                January 25, 2011

Ronald E. Alper, Esq.
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          RE:  Registration Statement on Form for Sherwood
               Acquisition Corporation
               File No. 000-54145

     Attached for filing with the Securities and Exchange Commission is Amendment No. 3 to the Sherwood Acquisition Corporation registration statement on Form 10 to correct a typographical error.



                         Sincerely,


                         Lee W. Cassidy